Expenses by Nature (Details) - Schedule of Expenses by Function in the Statement of Income - Statement of Income [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs		$ (55,435,841)	$ (52,469,159)	$ (45,129,164)
Salaries and benefits		(7,641,355)	(6,951,628)	(6,178,825)
Depreciation and amortization		(1,873,776)	(1,649,450)	(1,445,850)
Total Cost of sales		(64,950,972)	(61,070,237)	(52,753,839)
Selling [Member]
Cost of sales
Freight and selling expenses		(3,848,089)	(3,970,687)	(2,994,516)
Salaries and benefits		(302,395)	(242,342)	(179,489)
Depreciation and amortization		(63,990)	(62,188)	(57,037)
Advertising and marketing		(313,736)	(337,873)	(250,319)
Net impairment losses		(7,748)	(2,477)	(10,277)
Commissions		(58,376)	(66,122)	(60,117)
Total Selling		(4,594,334)	(4,681,689)	(3,551,755)
General and administrative [Member]
Cost of sales
Salaries and benefits		(1,247,927)	(1,297,972)	(1,117,757)
Fees, services purchased and general expenses		(735,386)	(670,385)	(712,694)
Depreciation and amortization		(211,095)	(196,288)	(170,793)
DOJ - department of justice and Antitrust agreements		(102,500)	(101,446)	(792,625)
Donations and social programs (1)	[1]	(18,166)	(22,891)	(18,278)
JBS Fund For The Amazon			(1,049)	(9,035)
Total General and administrative		$ (2,315,074)	$ (2,290,031)	$ (2,821,182)

[1]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.